CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation to Amounts on Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	¥ 2,864,543	$ 449,511	¥ 2,469,909		¥ 3,198,086
Restricted cash	80,800	12,679	237,239		71,056
Total cash, cash equivalents, and restricted cash	¥ 2,945,343	$ 462,190	¥ 2,707,148	$ 424,811	¥ 3,269,142	¥ 3,034,485